Schedule of interest in subsidiaries (Details)		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					98.63%	98.56%
THCL travel holding cyprus limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		Cyprus
Proportion of ownership interest in subsidiary		100.00%		100.00%
Yatra usa corp [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		USA
Proportion of ownership interest in subsidiary	[1]	100.00%		100.00%
Yatra usa llc [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		USA
Proportion of ownership interest in subsidiary		100.00%		100.00%
Asia consolidated dmc pte.ltd [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		Singapore
Proportion of ownership interest in subsidiary		100.00%		100.00%
Middle east travel management company private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%		100.00%
Yatra online private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[2]	98.59%		98.55%
Yatra corporate hotel solutions private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
TSI yatra private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Yatra tg stays private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Yatra hotel solutions private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Air travel bureau limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Travel co in private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Yatra online freight services private limited [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Freight forwarding services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[3]	98.59%		98.55%
Yatra middle east [member]
Disclosure of subsidiaries [line items]
Description of nature of entity's operations and principal activities		Computer programming, consultancy and related activities
Country of incorporation		United Arab Emirates
Proportion of ownership interest in subsidiary		98.59%	[4]

[1]	Includes 18.63% (March 31, 2022: 20.93%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2022, George Brokaw, Class F shareholder of Yatra USA Corp has exchanged 15,000 Class F Shares with the Ordinary Shares of Yatra Online, Inc.. During the year ended March 31, 2023, Periscope, LLC, and Guy Barudin Class F shareholder of Yatra USA Corp has exchanged 206,223 Class F Shares with the Ordinary Shares of Yatra Online, Inc.
[2]	Remaining shares of 1.41% (March 31, 2022: 1.45%) are held directly by the non-controlling shareholder as at March 31, 2023. Refer to note 29.
[3]	Remaining shares of 1.41% (March 31, 2022: 1.45%) are held indirectly by the non-controlling shareholder as at March 31, 2023 through Yatra Online Limited (formerly known as Yatra Online Private Limited), Refer to note 29.
[4]	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activities of Computer programming, consultancy and related activities. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited (formerly known as Yatra Online Private Limited) holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.